Adjusted earnings before interest, tax, depreciation and amortisation (Adjusted EBITDA) (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Reconciliation of Adjusted EBITDA to Profit (Loss)

The following table shows the reconciliation of Adjusted EBITDA to profit (loss) for the years ended December 31, 2018 and 2017.

	2018	2017
Profit (Loss) for the year	33,119	(30,845)
Income tax expense	7,429	2,886

Profit (Loss) before tax	40,548	(27,959)
Adjustments for:
- Net finance income (costs)	(66,296)	4,004
- Share of profit (loss) of equity-method investees	290	—
- Depreciation	10,154	10,861
- Amortisation	910	1,569
- Government grants	(1,061)	(1,068)

Adjusted EBITDA	(15,455)	(12,593)